Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000020055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000087850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000139705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000087852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
C000020060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VC
Without Sales Load [Member] | C000020055
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	2.10%	4.72%
Without Sales Load [Member] | C000020053
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%	11.36%	9.75%
Without Sales Load [Member] | C000020057
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	3.23%	10.41%
Without Sales Load [Member] | C000087850
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%	(1.17%)	11.03%
Without Sales Load [Member] | C000020054
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%	12.34%	13.06%
Without Sales Load [Member] | C000020056
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	13.34%	11.12%
Without Sales Load [Member] | C000139705
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%	2.25%	2.62%
Without Sales Load [Member] | C000087852
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	0.06%	2.27%
Without Sales Load [Member] | C000020060
Average Annual Return [Line Items]
Average Annual Return, Percent	7.05%	10.16%	7.98%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.59%	4.56%	6.47%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	15.71%	11.18%	10.46%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Lord Abbett Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Lord Abbett Index: Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.60%	8.67%	11.01%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lord Abbett Index: S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	13.19%	12.96%	11.73%
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Average Annual Return, Percent	5.93%	2.53%	2.81%
Lord Abbett Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Lord Abbett Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%	9.78%
Lord Abbett Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%	11.01%	10.69%